Shareholder Report, Line Graph (Details) 191567_Distillate Small-Mid Cash Flow ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Oct. 05, 2022	Sep. 30, 2025
Distillate Small/Mid Cash Flow ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Distillate Small/Mid Cash Flow ETF NAV
Accumulated Value	$ 14,800	$ 12,446	$ 10,000	$ 14,925
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Total Return
Accumulated Value	15,409	11,398	10,000	$ 18,091
Russell 2000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 13,039	$ 10,286	$ 10,000	$ 14,442